VIA EDGAR

Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:	Separate Account VA J

File No. 811-10413, CIK 0001114804

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA J, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust; AIM Variable Insurance Funds; Columbia Funds Variable Insurance Trust I, Dreyfus Stock Index Fund, Inc.; Dreyfus Variable Investment Fund; MFS® Variable Insurance Trust; Oppenheimer Variable Account Funds; and Fidelity Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On March 8, 2007, AEGON/Transamerica Series Trust, filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On February 23, 2007, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On February 27, 2007, Columbia Funds Variable Insurance Trust I filed its annual report with the Commission via EDGAR (CIK: 0001049787);

•	On February 15, 2007, Dreyfus Stock Index Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000846800);

•	On February 21, 2007, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383);

Securities and Exchange Commission

•	On February 28, 2007, the MFS® Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571);

•	On March 1, 2007, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737);

•	On February 26, 27th, 2007, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494, 0000831016, 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Life Insurance Company